Intangible Assets - Pre-publication - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	£ 870
At end of year	905	£ 870
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	2,275	2,096
Exchange differences	(48)	(66)
Additions	323	306
Disposals	(31)	(82)
Transfer from property, plant and equipment		9
Transfer (to)/from intangible assets	(5)	12
At end of year	2,514	2,275
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At beginning of year	(1,405)	(1,279)
Exchange differences	45	53
Charge for the year	(280)	(261)
Disposals	31	82
At end of year	£ (1,609)	£ (1,405)